Fair Value Measurements Fair Value Measurements - MEC - Level 3 (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 12	$ (3)	$ 0
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	11	12	3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included in Other Comprehensive Income (Loss)	(7)	0	(2)
Fair Value, Measurements with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included In Regulatory Assets and Liabilities, Net	(25)	6	0
Purchases	1	1	0
Settlements	2	(4)	(4)
Ending Balance	(6)	12	(3)
Unrealized Gain (Loss) on Derivatives and Commodity Contracts	8	16	(5)
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	26	23	21
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	3	2
Fair Value, Measurements with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included In Regulatory Assets and Liabilities, Net	0	0	0
Purchases	0	0	0
Settlements	0	0	0
Ending Balance	$ 26	$ 26	$ 23